LEASE - Finance leases (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total gross investment in finance lease receivable/ present value of minimum payments		$ 34,141,543	$ 31,668,422
Present value of minimum payments		24,550,829	23,198,204
Less:future financial income	[1]	(9,590,714)	(8,470,218)
Less:future financial income	[1]	0	0
Present value of payments receivable(2)		24,550,829	23,198,204
Minimum non-collectable payments impairment		(1,025,403)	(990,970)
Total present value of minimum payments		23,525,426	22,207,234
Total		$ 23,525,426	22,207,234
Bottom of range
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Arrangements Term		1 year
Top of range
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease Arrangements Term		10 years
2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total gross investment in finance lease receivable/ present value of minimum payments		$ 872,949	735,187
Present value of minimum payments		375,999	526,581
Over 1 year, but less than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total gross investment in finance lease receivable/ present value of minimum payments		11,156,112	8,194,658
Present value of minimum payments		8,725,805	6,677,063
Greater than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total gross investment in finance lease receivable/ present value of minimum payments		22,112,482	22,738,577
Present value of minimum payments		$ 15,449,025	$ 15,994,560

[1]	Period Gross investment in financelease receivable Present value of minimumpaymentsIn millions of COPLess than 1 year 872,949 375,999Between 1 and 5 years 11,156,112 8,725,805Greater than 5 years 22,112,482 15,449,025Total gross investment in finance lease receivable/ present value of minimum payments 34,141,543 24,550,829Less: Future financial income (1) (9,590,714) -Present value of payments receivable(2) 24,550,829 24,550,829Minimum non-collectable payments impairment (1,025,403) (1,025,403)Total 23,525,426 23,525,426Future financial income: Total Gross Investment - Total Present Value of minimum payments